Deferred Revenues (Details) - Schedule of deferred revenues - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred revenues [Abstract]
Advanced payments from customers	$ 317	$ 267
Service contracts	490	544
Other	242	93
Total	1,049	904
Less- long term deferred revenue related to service contract	(132)	(303)
Deferred revenues	$ 917	$ 601